Fair Value Measurements (Details) (Business acquisition contingent consideration [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 16,271	$ 9,116	$ 41
Change in fair value of contingent payment liabilities		2,155	4,440
Transfers out of level 3		(10,290)
Settlement of contingent payment			(500)
Foreign exchange differences	130
Balance at end of period	6,364	16,271	9,116
Mobclix, Inc. [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Additions to contingent consideration liability			5,135
Mobile Interactive Group, Ltd. (MIG) [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value of contingent payment liabilities	9,603
Transfers out of level 3	(26,000)
Additions to contingent consideration liability		15,290
Ydon Holdings, Ltd. (CASEE) [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Additions to contingent consideration liability	$ 6,360